Risk Management and Report (Tables)	12 Months Ended
Dec. 31, 2023
Risk Management and Report Disclosure [Abstract]
Schedule of Credit Risk Exposure Per Balance Sheet Item, Including Derivatives, Detailed by Both Geographic Region and Industry Sector	The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2023:
	Chile	United States	England	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and Due from Banks	1,536,512	811,198	27,492	9	89,437	2,464,648

Financial assets held for trading at fair value through profit or loss

Derivative contracts Financial
Forwards (*)	129,760	13,712	27,450	—	41,717	212,639
Swaps (**)	739,444	59,478	856,718	—	162,515	1,818,155
Call Options	1,939	248	955	—	293	3,435
Put Options	542	70	654	—	45	1,311
Futures	—	—	—	—	—	—
Subtotal	871,685	73,508	885,777	—	204,570	2,035,540

Debt Financial Instruments
From the Chilean Government and Central Bank	3,027,313	—	—	—	—	3,027,313
Other debt financial instruments issued in Chile	336,311	—	—	—	—	336,311
Financial debt instruments issued Abroad	—	—	—	—	—	—
Subtotal	3,363,624	—	—	—	—	3,363,624

Others Financial Instruments
Investments in mutual funds	405,752	—	—	—	—	405,752
Equity instruments	2,058	485	—	—	—	2,543
Others	844	145	—	—	44	1,033
Subtotal	408,654	630	—	—	44	409,328

Financial Assets at fair value through other comprehensive income

Debt Financial Instruments
From the Chilean Government and Central Bank	1,837,652	—	—	—	—	1,837,652
Other debt financial instruments issued in Chile	1,741,665	—	—	—	—	1,741,665
Financial debt instruments issued Abroad	—	207,208	—	—	—	207,208
Subtotal	3,579,317	207,208	—	—	—	3,786,525

Equity Instruments
Equity instruments issued in Chile	10,601	—	—	—	—	10,601
Equity instruments issued by foreign institutions	—	—	—	—	1,311	1,311
Subtotal	10,601	—	—	—	1,311	11,912

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—
Swaps	—	11,975	18,712	—	18,378	49,065
Call Options	—	—	—	—	—	—
Put Options	—	—	—	—	—	—
Futures	—	—	—	—	—	—
Subtotal	—	11,975	18,712	—	18,378	49,065

Financial assets at amortized cost
Rights by resale agreements and securities lending	71,822	—	—	—	—	71,822

Debt Financial Instruments
From the Chilean Government and Central Bank	1,431,141	—	—	—	—	1,431,141
Subtotal	1,431,141	—	—	—	—	1,431,141

Loans and advances to Banks
Central Bank of Chile	2,100,933	—	—	—	—	2,100,933
Domestic banks	—	—	—	—	—	—
Foreign banks (***)	—	—	436	205,362	213,200	418,998
Subtotal	2,100,933	—	436	205,362	213,200	2,519,931

Loans to Customers, Net
Commercial loans	20,008,787	—	—	—	21,257	20,030,044
Residential mortgage loans	12,310,768	—	—	—	—	12,310,768
Consumer loans	5,310,462	—	—	—	—	5,310,462
Subtotal	37,630,017	—	—	—	21,257	37,651,274
(*)	Others includes: France Ch$33,034 million and Spain Ch$7 million.
(**)	Others includes: France Ch$38,199 million and Spain Ch$31,881 million.
(***)	Others includes: China Ch$109,229 million.

	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and Due from Banks	590,426	—	—	1,874,222	—	—	—	—	—	—	—	—	—	—	2,464,648

Financial Assets held for trading at fair value through profit or loss
Derivative contracts Financial
Forwards	—	—	—	124,808	15,853	6,396	132	1,834	3,529	3	1,074	1,589	57,421	—	212,639
Swaps	—	—	243	1,739,380	2,610	10,797	—	15,664	3,848	2,609	24,116	14,914	3,974	—	1,818,155
Call Options	—	—	—	1,899	422	252	—	—	834	—	—	—	28	—	3,435
Put Options	—	—	—	809	277	212	—	—	—	—	—	—	13	—	1,311
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	243	1,866,896	19,162	17,657	132	17,498	8,211	2,612	25,190	16,503	61,436	—	2,035,540

Debt Financial Instruments
From the Chilean Government and Central Bank	2,799,442	227,871	—	—	—	—	—	—	—	—	—	—	—	—	3,027,313
Other debt financial instruments issued in Chile	—	—	—	336,311	—	—	—	—	—	—	—	—	—	—	336,311
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	2,799,442	227,871	—	336,311	—	—	—	—	—	—	—	—	—	—	3,363,624

Others Financial Instruments
Investments in mutual funds	—	—	—	405,752	—	—	—	—	—	—	—	—	—	—	405,752
Equity instruments	—	—	—	2,543	—	—	—	—	—	—	—	—	—	—	2,543
Others	—	—	—	1,033	—	—	—	—	—	—	—	—	—	—	1,033
Subtotal	—	—	—	409,328	—	—	—	—	—	—	—	—	—	—	409,328

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments
From the Chilean Government and Central Bank	473,642	1,364,010	—	—	—	—	—	—	—	—	—	—	—	—	1,837,652
Other debt financial instruments issued in Chile	—	—	—	1,457,305	17,791	—	—	12,507	7,277	—	4,837	—	—	241,948	1,741,665
Financial debt instruments issued Abroad	—	—	—	207,208	—	—	—	—	—	—	—	—	—	—	207,208
Subtotal	473,642	1,364,010	—	1,664,513	17,791	—	—	12,507	7,277	—	4,837	—	—	241,948	3,786,525

Equity Instruments
Equity instruments issued in Chile	—	—	—	10,601	—	—	—	—	—	—	—	—	—	—	10,601
Equity instruments issued by foreign institutions	—	—	—	1,311	—	—	—	—	—	—	—	—	—	—	1,311
Subtotal	—	—	—	11,912	—	—	—	—	—	—	—	—	—	—	11,912

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	49,065	—	—	—	—	—	—	—	—	—	—	49,065
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	49,065	—	—	—	—	—	—	—	—	—	—	49,065

Financial assets at amortized cost (*)
Rights by resale agreements	—	—	—	54,329	—	—	—	—	—	—	—	—	15,189	2,304	71,822

Debt financial instruments
From the Chilean Government and Central Bank	507,261	923,880	—	—	—	—	—	—	—	—	—	—	—	—	1,431,141
Subtotal	507,261	923,880	—	—	—	—	—	—	—	—	—	—	—	—	1,431,141

Loans and advances to Banks
Central Bank of Chile	2,100,933	—	—	—	—	—	—	—	—	—	—	—	—	—	2,100,933
Domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign banks	—	—	—	418,998	—	—	—	—	—	—	—	—	—	—	418,998
Subtotal	2,100,933	—	—	418,998	—	—	—	—	—	—	—	—	—	—	2,519,931
(*)	Economic activity of Loans and accounts receivable from customers disclosed in Note No. 11 e).

The following tables show credit risk exposure per balance sheet item, including derivatives, detailed by both geographic region and industry sector as of December 31, 2022:
	Chile	United States	England	Brazil	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Financial Assets

Cash and Due from Banks	1,448,441	1,227,305	24,982	8	64,148	2,764,884

Financial assets held for trading at fair value through profit or loss

Derivative contracts Financial
Forwards (*)	316,204	38,355	91,832	—	119,659	566,050
Swaps (**)	1,037,521	32,161	1,095,040	—	224,855	2,389,577
Call Options	2,321	—	—	—	—	2,321
Put Options	2,758	—	—	—	—	2,758
Futures	—	—	—	—	—	—
Subtotal	1,358,804	70,516	1,186,872	—	344,514	2,960,706

Debt Financial Instruments
From the Chilean Government and Central Bank	3,059,292	—	—	—	—	3,059,292
Other debt financial instruments issued in Chile	374,453	—	—	—	—	374,453
Financial debt instruments issued Abroad	—	—	—	—	—	—
Subtotal	3,433,745	—	—	—	—	3,433,745

Others Financial Instruments
Investments in mutual funds	250,337	—	—	—	—	250,337
Equity instruments	2,357	3,261	—	—	—	5,618
Others	763	522	—	—	85	1,370
Subtotal	253,457	3,783	—	—	85	257,325

Financial Assets at fair value through other comprehensive income

Debt Financial Instruments
From the Chilean Government and Central Bank	2,258,857	—	—	—	—	2,258,857
Other debt financial instruments issued in Chile	1,540,908	—	—	—	—	1,540,908
Financial debt instruments issued Abroad	—	167,627	—	—	—	167,627
Subtotal	3,799,765	167,627	—	—	—	3,967,392

Equity Instruments
Equity instruments issued in Chile	5,700	—	—	—	—	5,700
Equity instruments issued by foreign institutions	—	—	—	—	845	845
Subtotal	5,700	—	—	—	845	6,545

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—
Swaps	118	18,368	8,142	—	449	27,077
Call Options	—	—	—	—	—	—
Put Options	—	—	—	—	—	—
Futures	—	—	—	—	—	—
Subtotal	118	18,368	8,142	—	449	27,077

Financial assets at amortized cost
Rights by resale agreements and securities lending	54,061	—	—	—	—	54,061

Debt Financial Instruments
From the Chilean Government and Central Bank	902,355	—	—	—	—	902,355
Subtotal	902,355	—	—	—	—	902,355

Loans and advances to Banks
Central Bank of Chile	1,801,100	—	—	—	—	1,801,100
Domestic banks	—	—	—	—	—	—
Foreign Banks (***)	—	—	18,679	182,320	172,693	373,692
Subtotal	1,801,100	—	18,679	182,320	172,693	2,174,792

Loans to Customers, Net
Commercial loans	20,279,201	—	—	—	29,544	20,308,745
Residential mortgage loans	11,422,322	—	—	—	—	11,422,322
Consumer loans	4,995,230	—	—	—	—	4,995,230
Subtotal	36,696,753	—	—	—	29,544	36,726,297
(*)	Others includes: France Ch$92,885 million and Spain Ch$18,923 million.
(**)	Others includes: France Ch$62,731 million and Spain Ch$45,189 million.
(***)	Others includes: China Ch$65,362 million.

	Central Bank of Chile	Government	Retail (Individuals)	Financial Services	Trade	Manufacturing	Mining	Electricity, Gas and Water	Agriculture and Livestock	Fishing	Transportation and Telecom	Construction	Services	Others	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Cash and Due from Banks	384,230	—	—	2,380,654	—	—	—	—	—	—	—	—	—	—	2,764,884

Financial Assets held for trading at fair value through profit or loss
Derivative contracts Financial
Forwards	—	—	—	372,637	28,966	12,435	124	2,153	8,456	18	144	1,602	139,515	—	566,050
Swaps	—	—	—	2,311,655	9,770	9,123	—	10,148	4,236	3,848	16,166	14,493	10,138	—	2,389,577
Call Options	—	—	—	123	601	61	—	—	90	6	1	1,437	2	—	2,321
Put Options	—	—	—	752	1,412	481	—	—	5	—	21	—	87	—	2,758
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	2,685,167	40,749	22,100	124	12,301	12,787	3,872	16,332	17,532	149,742	—	2,960,706

Debt Financial Instruments
From the Chilean Government and Central Bank	3,019,487	39,805	—	—	—	—	—	—	—	—	—	—	—	—	3,059,292
Other debt financial instruments issued in Chile	—	—	—	374,453	—	—	—	—	—	—	—	—	—	—	374,453
Financial debt instruments issued Abroad	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	3,019,487	39,805	—	374,453	—	—	—	—	—	—	—	—	—	—	3,433,745

Others Financial Instruments
Investments in mutual funds	—	—	—	250,337	—	—	—	—	—	—	—	—	—	—	250,337
Equity instruments	—	—	—	5,618	—	—	—	—	—	—	—	—	—	—	5,618
Others	—	—	—	1,370	—	—	—	—	—	—	—	—	—	—	1,370
Subtotal	—	—	—	257,325	—	—	—	—	—	—	—	—	—	—	257,325

Financial Assets at fair value through Other Comprehensive Income
Debt Financial Instruments
From the Chilean Government and Central Bank	—	2,258,857	—	—	—	—	—	—	—	—	—	—	—	—	2,258,857
Other debt financial instruments issued in Chile	—	—	—	1,513,240	13,591	—	—	4,934	—	—	4,639	4,504	—	—	1,540,908
Financial debt instruments issued Abroad	—	—	—	167,627	—	—	—	—	—	—	—	—	—	—	167,627
Subtotal	—	2,258,857	—	1,680,867	13,591	—	—	4,934	—	—	4,639	4,504	—	—	3,967,392

Equity Instruments
Equity instruments issued in Chile	—	—	—	5,700	—	—	—	—	—	—	—	—	—	—	5,700
Equity instruments issued by foreign institutions	—	—	—	845	—	—	—	—	—	—	—	—	—	—	845
Subtotal	—	—	—	6,545	—	—	—	—	—	—	—	—	—	—	6,545

Derivative contracts financial for hedging purposes
Forwards	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Swaps	—	—	—	27,077	—	—	—	—	—	—	—	—	—	—	27,077
Call Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Put Options	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Futures	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Subtotal	—	—	—	27,077	—	—	—	—	—	—	—	—	—	—	27,077

Financial assets at amortized cost (*)
Rights by resale agreements	—	—	—	43,116	469	—	—	—	—	—	—	—	7,950	2,526	54,061

Debt financial instruments
From the Chilean Government and Central Bank	—	902,355	—	—	—	—	—	—	—	—	—	—	—	—	902,355
Subtotal	—	902,355	—	—	—	—	—	—	—	—	—	—	—	—	902,355

Loans and advances to Banks
Central Bank of Chile	1,801,100	—	—	—	—	—	—	—	—	—	—	—	—	—	1,801,100
Domestic banks	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Foreign banks	—	—	—	373,692	—	—	—	—	—	—	—	—	—	—	373,692
Subtotal	1,801,100	—	—	373,692	—	—	—	—	—	—	—	—	—	—	2,174,792

Schedule of Guarantees Values	The following table contains guarantees values as of December 31, 2023 and 2022:
		Fair value of collateral and credit enhancements held as of December 31, 2023
	Maximum exposure to credit risk	Mortgages	Pledge	Securities	Warrants	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	15,159,292	4,157,394	204,423	610,957	3,503	4,976,277	10,183,015
Small business lending	4,870,752	3,330,145	16,097	10,464	—	3,356,706	1,514,046
Consumer lending	5,310,462	363,923	607	2,633	—	367,163	4,943,299
Mortgage lending	12,310,768	10,510,587	125	301	—	10,511,013	1,799,755
Total	37,651,274	18,362,049	221,252	624,355	3,503	19,211,159	18,440,115
		Fair value of collateral and credit enhancements held as of December 31, 2022
	Maximum exposure to credit risk	Mortgages	Pledge	Securities	Warrants	Net collateral	Net exposure
Loans to customers:	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Corporate lending	15,474,528	3,993,984	193,235	590,126	4,386	4,781,731	10,692,797
Small business lending	4,834,217	3,352,055	20,294	11,700	—	3,384,049	1,450,168
Consumer lending	4,995,230	364,469	912	3,364	—	368,745	4,626,485
Mortgage lending	11,422,322	9,928,827	133	607	—	9,929,567	1,492,755
Total	36,726,297	17,639,335	214,574	605,797	4,386	18,464,092	18,262,205

Schedule of Aging Analysis of Loans	Below is the detail of the default but not impaired portfolio:
		Past due but not impaired(*)
	Neither past due nor impaired	Up to 30 days	Over 30 days and up to 60 days	Over 60 days and up to 90 days	Over 90 days	Total
As of December 31,	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
2023	35,450,737	729,515	201,414	65,073	344	36,447,083
2022	34,933,720	622,515	157,852	46,764	36	35,760,887
(*)	These amounts include the overdue portion and the remaining balance of loans in default.

Schedule of Book Value of Loans with Renegotiated Terms	The following table details the book value of loans with renegotiated terms per financial asset class:
	2023	2022
Financial assets	MCh$	MCh$
Loans and advances to banks
Domestic banks	—	—
Foreign banks	—	—
Subtotal	—	—
Loans to Customers at amortized cost
Commercial loans	445,462	381,171
Residential mortgage loans	266,920	251,380
Consumer loans	306,632	258,434
Subtotal	1,019,014	890,985
Total renegotiated financial assets	1,019,014	890,985

Schedule of Amortized Costs and Net Loss of Modified Financial Assets	The table below includes Stage 2 and 3 assets that were modified and, therefore, treated as forborne during the 2023 period, with the related modification loss suffered by the Bank.
2023 MCh$
Amortized costs of financial assets modified during the period	515,015
Net modification loss	125,144

Schedule of Gross Carrying Amount Previously Modified Financial Assets	The table below shows the gross carrying amount of previously modified financial assets for which loss allowances has changed to 12 month Expected Credit Losses (12mECL) measurement during the 2023 period:
	December 31, 2023
	Post modification		Pre-modification
	Gross carrying amount MCh$	Corresponding ECL MCh$	Gross carrying amount MCh$	Corresponding ECL MCh$
Facilities that have cured since modification and are now measured using 12mECLs (Stage 1)	46,266	6,726	46,727	11,459
Facilities that reverted to (Stage 2/3) lifetime ECLs having once cured	22,968	5,663	22,856	3,922

Schedule of credit limit granted to debtors	Below are detailed the figures for compliance with the credit limit granted to debtors related to the ownership or management of the Bank and subsidiaries, in accordance with the Article 84 No. 2 of the General Banking Law, which establishes that in no case the total of these credits may exceed the amount of its Total or Regulatory Capital:
	December 2023	December 2022
	MCh$	MCh$
Total related debt	476,459	960,640
Consolidated Total or Regulatory Capital	6,578,584	6,373,416
Limit used %	7.24%	15.07%

Schedule of use of MAR	The use of December within 2023 is illustrated below (LCCY = local currency; FCCY = foreign currency):
	MAR LCCY + FCCY BCh$		MAR FCCY MUS$
	1 — 30 days	1 — 90 days		1 — 90 days
Maximum	1,858	4,180	Maximum	994
Minimum	(1,359)	917	Minimum	(131)
Average	347	2,375	Average	387

Schedule of use of Cross Currency Funding	The use of Cross Currency Funding within year 2023 is illustrated below:
Cross Currency Funding MUS$

Maximum	2,359
Minimum	477
Average	1,251

Schedule of Financial Ratios	The evolution over time of the statement of financial ratios of the Bank is monitored in order to detect structural changes in the characteristics of the balance sheet, such as those presented in the following table and whose relevant values of use during the year 2023 are shown below:
	Liquid Assets/ Net Funding <30 days	Liabilities>1 year/ Assets >1 year	Deposits/ Loans

Maximum	228%	228%	66%
Minimum	147%	147%	63%
Average	188%	188%	64%

Schedules for Calculation of C46 Regulatory Information	The use of this index in year 2023 is illustrated below:
	Adjusted C46 CCY and FCCY as part of Basic Capital		Adjusted C46 FCCY as part of Basic Capital
	1 — 30 days	1 — 90 days	1 — 30 days

Maximum	0.20	0.11	0.20
Minimum	(0.36)	(0.32)	0.05
Average	(0.11)	(0.15)	0.14
Regulatory Limit	N/A	N/A	1.0

Schedules of Consolidated Term Liquidity

The individual and consolidated term liquidity gap are presented below:

CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	7,451,342	10,025,598	11,358,013	14,885,569
Cash flow payable (liabilities) and expenses	18,521,274	20,729,699	24,705,312	29,572,694
Liquidity Gap	11,069,932	10,704,101	13,347,299	14,687,125
FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	1,626,253	1,940,382	1,977,205	2,202,851
Cash flow payable (liabilities) and expenses	2,847,205	3,088,720	3,605,349	4,188,405
Liquidity Gap	1,220,952	1,148,338	1,628,144	1,985,554

Limits:
One time capital			5,175,878
AVAILABLE MARGIN			3,547,734
CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	7,212,899	9,484,396	10,274,614	12,835,250
Cash flow payable (liabilities) and expenses	8,783,153	9,584,013	11,078,718	13,602,290
Liquidity Gap	1,570,254	99,617	804,104	767,040
FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	1,580,416	1,831,846	1,697,506	1,615,215
Cash flow payable (liabilities) and expenses	1,890,932	2,044,398	2,418,213	2,883,055
Liquidity Gap	310,516	212,552	720,707	1,267,840

Limits:
One time capital			5,175,878
AVAILABLE MARGIN			4,455,171
CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	8,219,299	10,802,541	12,160,473	15,703,453
Cash flow payable (liabilities) and expenses	19,142,529	21,350,955	25,326,568	30,194,109
Liquidity Gap	10,923,230	10,548,414	13,166,095	14,490,656
FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	1,626,308	1,940,437	1,977,260	2,202,906
Cash flow payable (liabilities) and expenses	2,847,205	3,088,720	3,605,349	4,188,460
Liquidity Gap	1,220,897	1,148,283	1,628,089	1,985,554

Limits:
One time capital			5,175,878
AVAILABLE MARGIN			3,547,789
CONSOLIDATED CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	7,980,856	10,261,339	11,077,074	13,653,134
Cash flow payable (liabilities) and expenses	9,404,409	10,205,269	11,699,974	14,223,706
Liquidity Gap	1,423,553	(56,070)	622,900	570,572
FOREIGN CURRENCY	From 0 to 7 days	From 0 to 15 days	From 0 to 30 days	From 0 to 90 days

Cash flow receivable (assets) and income	1,580,471	1,831,901	1,697,561	1,615,270
Cash flow payable (liabilities) and expenses	1,890,932	2,044,398	2,418,213	2,883,110
Liquidity Gap	310,461	212,497	720,652	1,267,840

Limits:
One time capital			5,175,878
AVAILABLE MARGIN			4,455,226

Schedule of Evolution of the LCR and NSFR	The evolution of the LCR and NSFR metrics during the year 2023 are shown below:
	LCR	NSFR

Maximum	3.43	1.37
Minimum	2.42	1.27
Average	3.01	1.33
Regulatory Limit	1.0	0.7	(*)
(*)	By transitory disposition of the Central Bank of Chile, in Chapter III.B.2.1 of the Compendium of Accounting Standards for Banks, this limit will gradually increase until reaching 1.0 in January 2026.

Schedule of Contractual Maturity Profile of the Financial Liabilities	The contractual maturity profile of the financial liabilities of Banco de Chile and its subsidiaries (consolidated basis), to December 2023 and 2022, is as follows:
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2023
Transactions in the course of payment	356,871	—	—	—	—	—	356,871
Full delivery derivative transactions	449,301	883,862	946,696	1,138,243	738,806	1,481,105	5,638,013
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,321,660	—	—	—	—	—	13,321,660
Saving accounts and time deposits	10,432,630	3,515,344	1,517,789	66,062	595	542	15,532,962
Obligations by repurchase agreements and securities lending	156,846	158	—	—	—	—	157,004
Borrowings from financial institutions	44,475	65,210	5,079,495	157,383	—	—	5,346,563
Debt financial instruments issued (all currencies)	55,897	196,986	1,097,658	2,537,939	2,351,864	4,422,665	10,663,009
Other financial obligations	338,891	—	24	—	—	—	338,915
Financial instruments of regulatory capital issued (subordinated bonds)	3,006	—	46,575	95,774	85,615	1,146,822	1,377,792
Total (excluding non-delivery derivative transactions)	25,159,577	4,661,560	8,688,237	3,995,401	3,176,880	7,051,134	52,732,789

Non-delivery derivative transactions	339,148	339,427	1,033,954	1,245,586	964,056	1,879,807	5,801,978
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2022
Transactions in the course of payment	681,792	—	—	—	—	—	681,792
Full delivery derivative transactions	743,686	780,406	1,375,700	1,581,587	756,582	1,743,275	6,981,236
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,383,232	—	—	—	—	—	13,383,232
Saving accounts and time deposits	9,774,591	3,013,166	1,362,905	121,808	5,940	655	14,279,065
Obligations by repurchase agreements and securities lending	219,043	52	—	—	—	—	219,095
Borrowings from financial institutions	158,173	83,612	795,721	4,348,400	—	—	5,385,906
Debt financial instruments issued (all currencies)	13,442	170,745	1,349,567	2,286,711	2,555,020	4,119,530	10,495,015
Other financial obligations	343,526	21	110	45	—	—	343,702
Financial instruments of regulatory capital issued (subordinated bonds)	2,869	—	48,017	94,649	84,952	1,135,504	1,365,991
Total (excluding non-delivery derivative transactions)	25,320,354	4,048,002	4,932,020	8,433,200	3,402,494	6,998,964	53,135,034

Non-delivery derivative transactions	686,308	751,720	1,595,212	1,283,629	683,109	2,161,307	7,161,285

Schedule of Use of Var	The use of VaR within year 2023 is illustrated below:
Value-at-Risk 99% one-day confidence level MCh$

Maximum	3,909
Minimum	796
Average	2,172

Schedule of Use of Ear	The use of EaR within year 2023 is illustrated below:
12- months Earnings-at-Risk 99% confidence level 3 months defeasance period MCh$

Maximum	286,176
Minimum	178,417
Average	248,157

Schedule of Interest Rate Cash-Flows of the Banking Book	The following table illustrates the interest rate cash-flows of the Banking Book, considering the interest rate repricing dates on an individual basis, as of December 31, 2023 and 2022:
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2023
Cash and due from banks	2,441,580	—	—	—	—	—	2,441,580
Transactions in the course of collection	403,734	—	—	—	—	—	403,734
Financial assets at fair value through other comprehensive income:
Debt financial instruments	282,697	748,488	1,864,717	461,590	270,129	157,313	3,784,934
Derivative financial instruments for hedging purposes	773	5,738	208,234	328,274	531,229	929,754	2,004,002
Financial assets at amortized cost:
Rights by resale agreements and securities lending	74,796	—	—	—	—	—	74,796
Debt financial instruments		9,012	530,044	503,956	159,932	312,570	1,515,514
Loans and advances to Banks	2,216,985	74,312	233,533				2,524,830
Loans to customers, net	5,464,339	2,859,489	8,212,594	9,064,150	5,082,957	14,106,472	44,790,001
Total Assets	10,884,904	3,697,039	11,049,122	10,357,970	6,044,247	15,506,109	57,539,391
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Assets as of December 31, 2022
Cash and due from banks	2,624,888	—	—	—	—	—	2,624,888
Transactions in the course of collection	743,379	—	—	—	—	—	743,379
Financial assets at fair value through other comprehensive income:
Debt financial instruments	82,025	324,492	2,487,874	614,944	220,962	248,832	3,979,129
Derivative financial instruments for hedging purposes	378	4,040	296,187	347,208	352,502	1,033,196	2,033,511
Financial assets at amortized cost:
Rights by resale agreements and securities lending	—	—	—	—	—	—	—
Debt financial instruments	—	8,816	11,222	56,159	459,884	452,991	989,072
Loans and advances to Banks	1,904,368	63,569	209,047	—	—	—	2,176,984
Loans to customers, net	5,061,294	3,188,902	7,913,635	9,165,338	4,722,852	13,044,702	43,096,723
Total Assets	10,416,332	3,589,819	10,917,965	10,183,649	5,756,200	14,779,721	55,643,686

	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2023
Transactions in the course of payment	317,056	—	—	—	—	—	317,056
Derivative Financial Instruments for hedging purposes	1,508	1,777	179,604	319,178	498,973	1,245,545	2,246,585
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,352,234	—	—	—	—	—	13,352,234
Saving accounts and time deposits	10,432,630	3,515,344	1,517,789	66,062	595	542	15,532,962
Obligations by repurchase agreements and securities lending	10,450	—	—	—	—	—	10,450
Borrowings from financial institutions	44,475	65,210	5,079,495	157,383	—	—	5,346,563
Debt financial instruments issued (*)	55,897	196,986	1,097,658	2,537,939	2,351,864	4,422,665	10,663,009
Financial instruments of regulatory capital issued (subordinated bonds)	3,006	—	46,575	95,774	85,615	1,146,822	1,377,792
Other liabilities	338,891	—	24	—	—	—	338,915
Total liabilities	24,556,147	3,779,317	7,921,145	3,176,336	2,937,047	6,815,574	49,185,566
	Up to 1 month	1 to 3 months	3 to 12 months	1 to 3 years	3 to 5 years	Over 5 years	Total
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Liabilities as of December 31, 2022
Transactions in the course of payment	650,640	—	—	—	—	—	650,640
Derivative Financial Instruments for hedging purposes	1,440	1,006	272,568	341,455	332,705	1,503,902	2,453,076
Financial liabilities at amortized cost
Current accounts and other demand deposits	13,454,288	—	—	—	—	—	13,454,288
Saving accounts and time deposits	9,774,591	3,013,166	1,362,905	121,808	5,940	655	14,279,065
Obligations by repurchase agreements and securities lending	7,344	—	—	—	—	—	7,344
Borrowings from financial institutions	158,173	83,612	795,721	4,348,400	—	—	5,385,906
Debt financial instruments issued (*)	13,442	170,745	1,349,567	2,286,711	2,555,020	4,119,530	10,495,015
Financial instruments of regulatory capital issued (subordinated bonds)	2,869	—	48,017	94,649	84,952	1,135,504	1,365,991
Other liabilities	343,526	21	110	45	—	—	343,702
Total liabilities	24,406,313	3,268,550	3,828,888	7,193,068	2,978,617	6,759,591	48,435,027

Schedule of Adverse Scenario Market Factors Fluctuations	The directions or signs of these fluctuations are those that correspond to those that generate the most adverse impact at the aggregate level.
Average Fluctuations of Market Factors for Maximum Stress Scenario Trading Book
	CLP Derivatives (bps)	CLP Bonds (bps)	CLF Derivatives (bps)	CLF Bonds (bps)	USD Offshore SOFR Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	31	186	101	553	(7)	17
Greater than 1 year	8	101	107	199	(18)	8
Average Fluctuations of Market Factors for Maximum Stress Scenario FVOCI Portfolio
	CLP Bonds (bps)	CLF Bonds (bps)	USD Offshore Libor Derivatives (bps)	Spread USD On/Off Derivatives (bps)
Less than 1 year	245	685	12	45
Greater than 1 year	132	238	38	21

Schedule of Potential Profit and Loss Impact on Trading Book	The worst impact on the Bank’s Trading Book as of December 31, 2023, as a result of the simulation process described above, is as follows:
Most Adverse Stress Scenario P&L Impact Trading Book (MCh$)
CLP Interest Rate		(11,113)
Derivatives	(1,467)
Debt instruments	(9,645)
CLF Interest Rate		(12,073)
Derivatives	(1,619)
Debt instruments	(10,454)
Interest rate USD offshore		(34)
Domestic/offshore interest rate spread USD		92
Total Interest rates		(23,128)
Banking spread		(629)
Total FX and FX Options		(168)
Total		(23,925)

Schedule of NRFF Impact on Accrual	The impact on the Accrual Book as of December 31, 2023, which does not necessarily mean a net loss(gain) but a greater(lower) net income from funds generation (resulting net interest rate generation), is illustrated below:
Most Adverse Stress Scenario 12-Month Revenue Accrual Book (MCh$)
Impact by Base Interest Rate shocks	(167,484)
Impact due to Spreads Shocks	(4,700)
Higher / (Lower) Net revenues	(172,184)

Schedule of Potential Profit and Loss Impact on FVOCI portfolio	The worst impact on the Bank’s FVOCI portfolio as of December 31, 2023, as a result of the simulation process described above, is as follows:
Most Adverse Stress Scenario P&L Impact
FVOCI portfolio
(MCh$)
CLP Debt Instrument	(39,477)
CLF Debt Instrument	(56,968)
Interest rate USD offshore	(5,217)
Domestic/offshore interest rate spread USD	—
Banking spread	(6,076)
Corporative spread	(22,474)
Total	(130,212)

Schedule of Contracts Susceptible to Offset	Below are detail the contracts susceptible to offset:
	Fair Value		Negative Fair Value of contracts with right to offset		Positive Fair Value of contracts with right to offset		Financial Collateral		Net Fair Value
	2023	2022	2023	2022	2023	2022	2023	2022	2023	2022
	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$
Derivative financial assets	2,084,605	2,987,783	(929,115)	(1,014,141)	(816,457)	(1,508,710)	(160,133)	(180,863)	178,900	284,069

Derivative financial liabilities	2,356,718	3,324,485	(929,115)	(1,014,141)	(816,457)	(1,508,710)	(294,409)	(302,571)	316,737	499,063

Schedule of Net Loss, Gross Loss and Recoveries Due to Operational Risk Events	Below is the exposure to net loss, gross loss and recoveries due to operational risk events as of December 31, 2023 and 2022:
	December 2023			December 2022
Category	Lost Gross MCh$	Recoveries MCh$	Lost Net MCh$	Lost Gross MCh$	Recoveries MCh$	Lost Net MCh$
Internal fraud	222	(14)	208	77	(7)	70
External fraud	26,969	(8,918)	18,051	16,197	(5,806)	10,391
Work practices and safety in the business position	3,034	—	3,034	1,391	(3)	1,388
Customers, products and business practices	1,169	—	1,169	1,082	—	1,082
Damage to physical assets	1,208	(161)	1,047	527	(3)	524
Business interruption and system failures	951	—	951	175	—	175
Execution, delivery and process management	3,182	(609)	2,573	4,691	(425)	4,266
Total	36,735	(9,702)	27,033	24,140	(6,244)	17,896